Organization and principal activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Apr. 09, 2026 USD ($)	Apr. 09, 2026 CNY (¥)	Jul. 26, 2022	Jul. 25, 2022	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Apr. 08, 2026	Dec. 31, 2025 CNY (¥)
Organization and principal activities
Total consideration for acquisition of additional equity interest	$ 1,541	¥ 10,453
Aurora SendCloud Incorporated
Organization and principal activities
Non-controlling interest held by company (in percentage)	68.24%	68.24%					52.37%
Additional non-controlling interest acquired by company (in percentage)	15.88%	15.88%
Weidong Luo
Organization and principal activities
Variable Interest Entity, Ownership Percentage			80.00%	80.00%
Xiaodao Wang
Organization and principal activities
Variable Interest Entity, Ownership Percentage				10.00%
Jiawen Fang
Organization and principal activities
Variable Interest Entity, Ownership Percentage				10.00%
Guangyan Chen
Organization and principal activities
Variable Interest Entity, Ownership Percentage			20.00%
VIE
Organization and principal activities
Cash Collateral					$ 0	¥ 0		¥ 0
Variable Interest Entity, Asset, Pledged Status [Extensible Enumeration]					us-gaap:AssetNotPledgedAsCollateralMember	us-gaap:AssetNotPledgedAsCollateralMember		us-gaap:AssetNotPledgedAsCollateralMember
Net liabilities					$ 27,847	¥ 188,948		¥ 149,848